                               ING INVESTORS TRUST
                         ING Legg Mason Value Portfolio

                          Supplement dated July 5, 2005
        to the Adviser Class Prospectus, Institutional Class Prospectus,
            Service Class Prospectus, and Service 2 Class Prospectus
                            Each dated April 29, 2005

On May 26, 2005, the shareholders of ING Legg Mason Value Portfolio approved changing the Portfolio's sub-classification under Section 5 of the Investment Company Act of 1940 from "diversified" to "non-diversified"

This change in sub-classification to non-diversified became effective on or about June 1, 2005.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING INVESTORS TRUST
                         ING Legg Mason Value Portfolio

                          Supplement dated July 5, 2005
         to the Institutional Class, Service Class, and Service 2 Class
        Statement of Additional Information ("SAI") and Adviser Class SAI
                           Each dated April 29, 2005

On May 26, 2005, the shareholders of ING Legg Mason Value Portfolio approved changing the Portfolio's sub-classification under Section 5 of the Investment Company Act of 1940 from "diversified" to "non-diversified"

This change in sub-classification to non-diversified became effective on or about June 1, 2005.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE